UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 07, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $2,038,854 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100    50258  1047050 SH       SOLE                   921150            125900
ADC Telecommunications      COM                 000886101     2640   400000 SH       DEFINED 01             400000
ADC Telecommunications      COM                 000886101    17730  2686400 SH       SOLE                  2373700            312700
Albertson's Inc.            COM                 013104104    60982  2033400 SH       SOLE                  1793400            240000
Albertson's Inc.            COM                 013104104     6448   215000 SH       DEFINED 01             215000
American International GroupCOM                 026874107   122244  1437991 SH       SOLE                  1264817            173174
American International GroupCOM                 026874107     4608    54210 SH       DEFINED 01              54210
American Standard Companies COM                 029712106    64541  1073900 SH       SOLE                   948700            125200
American Standard Companies COM                 029712106     6010   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.   COM                 03760A101    31746  1290500 SH       SOLE                  1170500            120000
Apogent Technologies Inc.   COM                 03760A101     3751   152500 SH       DEFINED 01             152500
Baker Hughes Inc.           COM                 057224107    14328   427700 SH       SOLE                   378100             49600
Bristol Myers Squibb Co.    COM                 110122108    33174   634300 SH       SOLE                   561000             73300
Brunswick Corp.             COM                 117043109    50005  2080950 SH       SOLE                  1831650            249300
Cablevision Systems Cl A    COM                 12686C109    20686   353600 SH       SOLE                   312600             41000
Canadian Natl Ry Co.        COM                 136375102    41468  1023900 SH       SOLE                  1023900
Carnival Corp.              COM                 143658102     1013    33000 SH       DEFINED 01              33000
Carnival Corp.              COM                 143658102     9523   310200 SH       SOLE                   273800             36400
Citigroup Inc.              COM                 172967101   108039  2044645 SH       SOLE                  1806719            237926
Citigroup Inc.              COM                 172967101    10568   200000 SH       DEFINED 01             200000
Cooper Cameron Corp.        COM                 216640102    48782   874230 SH       SOLE                   768930            105300
Diebold Inc.                COM                 253651103     5465   170000 SH       DEFINED 01             170000
Dollar General              COM                 256669102     3900   200000 SH       DEFINED 01             200000
Dow Chemical                COM                 260543103    30244   909600 SH       SOLE                   804900            104700
Eastman Chemical Company    COM                 277432100    46780   982150 SH       SOLE                   875150            107000
Eaton Corp.                 COM                 278058102    38092   543400 SH       SOLE                   477100             66300
El Paso Corp.               COM                 28336L109    57978  1103500 SH       SOLE                   933700            169800
Enron Corp.                 COM                 293561106    39972   814100 SH       SOLE                   719200             94900
Enron Corp.                 COM                 293561106     2455    50000 SH       DEFINED 01              50000
Fox Entertainment Group Inc.COM                 35138T107    43451  1557400 SH       SOLE                  1356400            201000
Goldman Sachs Group Inc.    COM                 38141G104    69301   807700 SH       SOLE                   710300             97400
Guidant Corp.               COM                 401698105     4500   125000 SH       DEFINED 01             125000
Household Intl Inc.         COM                 441815107   132680  1989212 SH       SOLE                  1720912            268300
Household Intl Inc.         COM                 441815107     6670   100000 SH       DEFINED 01             100000
Illinois Tool Works         COM                 452308109    82584  1304650 SH       SOLE                  1154150            150500
Ingersoll-Rand Co.          COM                 456866102    25507   619100 SH       SOLE                   545500             73600
Investor AB - B SHS         COM                 004469630     5096   400000 SH       DEFINED 01             400000
Johnson & Johnson           COM                 478160104    10000   200000 SH       DEFINED 01             200000
Koninklijke Philips ElectronCOM                 500472303    46610  1763522 SH       SOLE                  1550822            212700
Minnesota Mining & Mfg      COM                 604059105    11410   100000 SH       DEFINED 01             100000
Minnesota Mining & Mfg      COM                 604059105    79665   698200 SH       SOLE                   616500             81700
Motorola Inc.               COM                 620076109    17426  1052300 SH       SOLE                   929200            123100
Primedia Inc.               COM                 74157K101     2287   336800 SH       SOLE                   336800
Procter & Gamble Co.        COM                 742718109     9570   150000 SH       DEFINED 01             150000
Procter & Gamble Co.        COM                 742718109   103228  1618000 SH       SOLE                  1426000            192000
Schlumberger Ltd.           COM                 806857108    24996   474750 SH       SOLE                   417150             57600
SPX Corp.                   COM                 784635104    60637   484400 SH       SOLE                   429100             55300
SPX Corp.                   COM                 784635104     4181    33400 SH       DEFINED 01              33400
Stat Oil ASA                COM                 85771P102      737   100000 SH       SOLE                   100000
Stilwell Financial Inc.     COM                 860831106    47038  1401600 SH       SOLE                  1237300            164300
Stilwell Financial Inc.     COM                 860831106     5047   150400 SH       DEFINED 01             150400
Tyco Intl Ltd.              COM                 902124106    73634  1350830 SH       SOLE                  1188230            162600
Univision Communications - ACOM                 914906102     6417   150000 SH       DEFINED 01             150000
Viacom Inc Cl B             COM                 925524308    63095  1219220 SH       SOLE                  1104320            114900
Walt Disney Co.             COM                 254687106    48232  1669500 SH       SOLE                  1473600            195900
Walt Disney Co.             COM                 254687106     5778   200000 SH       DEFINED 01             200000
Wells Fargo & Co.           COM                 949746101    36617   788650 SH       SOLE                   684850            103800
Wells Fargo & Co.           COM                 949746101     4643   100000 SH       DEFINED 01             100000
Worldcom Group              COM                 98157D106    26298  1852005 SH       SOLE                  1614493            237512
York Intl Corp New          COM                 986670107    48089  1373175 SH       SOLE                  1203350            169825